Long-Term Investments	12 Months Ended
Dec. 31, 2020
Schedule of Investments [Abstract]
Long-Term Investments
9.	LONG-TERM INVESTMENTS
As of December 31, 2019 and 2020, the Company holds several equity investments through its subsidiaries or VIEs, all of which were accounted for under the equity method since the Company can exercise significant influence but does not own a majority equity interest in or control them.

Hunan Mango Autohome Automobile Sales Co., Ltd. (“Mango JV”)
In May 2015, the Group entered into a shareholder agreement with HappiGo Home Shopping Co. (“HappiGo”) to establish a strategic joint venture, Mango JV, with total capital contribution of RMB100,000, of which the Company subscribed for RMB49,000 or 49% of the ordinary shares.
Shanghai Youcheyoujia Financing Co., Ltd. (“Financing JV”)
In September 2015, the Group signed a memorandum of understanding to establish a joint venture with three parties. In 2015, the Group made a full payment of RMB75,000, for a 25% equity interest of the Financing JV. In September 2017, the Group entered into a definitive agreement to transfer all its equity interests in Financing JV to an unaffiliated party. As of December 31, 2018, the equity transfer was completed. The difference between the selling price and carrying amount upon the completion of sales was recognized as disposal gain and recorded under “earnings from equity method investments”.
Visionstar Information Technology (Shanghai) Co., Ltd. (“Shanghai Visionstar”)
In July 2017, the Group acquired a 10% interest in Shanghai Visionstar, which primarily engages in augmented reality technology and related operations in the PRC, with a total cash consideration of RMB30,000. The investment was accounted for using equity method as the Group determined that it can exercise significant influence over Shanghai Visionstar.
Other investments
The
Company
also holds several other investments in equity investees.
The carrying amount of all of the equity method investments was RMB71,664 and RMB70,418 (US$10,792) as of December 31, 2019 and 2020, respectively. The Company excluded the summarized information for these equity method investees as they were insignificant either individually or on an aggregated basis for all the years presented.
No impairment charges associated with the equity method investments were recognized during any of the years presented.